UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ §  239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 67.5%
Farmer Mac[1]
0.26% due 11/23/11	$50,000,000	$49,998,600
0.23% due 12/22/11	50,000,000	49,997,800
0.25% due 05/03/12	50,000,000	49,985,200
0.20% due 05/31/12	50,000,000	49,983,250
0.22% due 06/22/12	50,000,000	49,978,100
0.23% due 10/28/11	40,000,000	39,999,440
0.29% due 03/29/12	40,000,000	39,994,080
0.23% due 07/17/12	30,000,000	29,978,430
0.24% due 12/01/11	25,000,000	24,999,175
0.33% due 12/23/11	25,000,000	24,998,875
0.13% due 04/05/12	25,000,000	24,994,850
0.27% due 04/13/12	25,000,000	24,994,650
0.21% due 06/01/12	25,000,000	24,989,925
0.25% due 06/20/12	25,000,000	24,989,125
0.20% due 07/31/12	25,000,000	24,981,150
0.17% due 07/24/12	20,000,000	19,985,260
0.30% due 01/17/12	16,500,000	16,499,027
0.24% due 04/26/12	15,000,000	14,996,565
0.20% due 04/26/12	10,000,000	9,997,710
0.20% due 05/01/12	10,000,000	9,997,070

Total Farmer Mac		606,338,282

Fannie Mae[2]
0.25% due 12/01/11	50,000,000	49,998,350
0.23% due 03/01/12	50,000,000	49,993,750
0.18% due 05/01/12	50,000,000	49,985,350
0.20% due 05/29/12	50,000,000	49,983,400
0.18% due 06/01/12	50,000,000	49,979,850
0.20% due 06/01/12	50,000,000	49,979,850
0.24% due 10/03/11	25,000,000	25,000,000
0.18% due 12/02/11	25,000,000	24,999,175
0.21% due 02/01/12	25,000,000	24,998,325
0.21% due 03/01/12	25,000,000	24,996,875
0.22% due 03/19/12	25,000,000	24,996,500
0.23% due 04/02/12	25,000,000	24,994,950
0.19% due 05/01/12	25,000,000	24,992,675

Total Fannie Mae		474,899,050

Federal Farm Credit Bank[1]
0.32% due 12/27/11	50,000,000	49,997,650
0.27% due 03/23/12	50,000,000	49,992,850
0.19% due 07/02/12	30,000,000	29,979,540
0.20% due 01/06/12	25,000,000	24,998,675
0.31% due 02/03/12	25,000,000	24,998,300
0.15% due 03/02/12	25,000,000	24,996,850
0.20% due 07/25/12	25,000,000	24,981,525

Total Federal Farm Credit Bank		229,945,390

Freddie Mac[2]
0.23% due 03/13/12	50,000,000	49,993,250
0.25% due 10/18/11	25,000,000	24,999,800
0.08% due 10/24/11	25,000,000	24,999,700
0.22% due 11/01/11	25,000,000	24,999,600
0.20% due 11/04/11	25,000,000	24,999,550
0.22% due 12/01/11	25,000,000	24,999,175
0.20% due 12/07/11	25,000,000	24,999,100
0.20% due 08/06/12	25,000,000	24,978,625

Total Freddie Mac		224,968,800

Federal Home Loan Bank[1] 0.33% due 12/12/11	25,000,000	24,999,025

Total Federal Agency Discount Notes (Cost $1,559,978,355)		1,561,150,547

FEDERAL AGENCY NOTES†† - 21.2%
Federal Home Loan Bank[1]
0.16% due 03/30/12	50,000,000	49,988,200
0.23% due 06/28/12	50,000,000	49,977,950
0.75% due 11/21/11	25,000,000	25,021,325
0.25% due 02/24/12	25,000,000	25,019,575
0.28% due 03/15/12	25,000,000	25,013,650
0.30% due 11/16/11	25,000,000	25,005,675
0.30% due 10/14/11	25,000,000	25,001,450
0.33% due 08/08/12	25,000,000	24,999,850
0.09% due 11/10/11	25,000,000	24,999,475
0.16% due 04/02/12	25,000,000	24,993,300
0.22% due 09/07/12	25,000,000	24,985,500

Total Federal Home Loan Bank		325,005,950

Federal Farm Credit Bank[1]
0.21% due 05/16/12	50,000,000	49,982,900
0.26% due 05/02/12	25,000,000	24,999,900
0.24% due 06/20/12	25,000,000	24,994,650

Total Federal Farm Credit Bank		99,977,450

Freddie Mac[2]
1.13% due 04/25/12	25,000,000	25,122,325
1.13% due 12/15/11	25,000,000	25,050,725

Total Freddie Mac		50,173,050

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY NOTES†† - 21.2% (continued)
Fannie Mae[2]
1.00% due 11/23/11	$15,000,000	$15,018,945

Total Federal Agency Notes (Cost $490,192,387)		490,175,395

STRUCTURED NOTES††,4 - 0.5%
Swedish Export Credit Corp., S&P Diversified Trends Indicator Total Return Linked Notes 0.00% due 10/12/11[5]	10,000,000	10,457,894

Total Structured Notes (Cost $10,000,000)		10,457,894

REPURCHASE AGREEMENTS††,3 - 6.6%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	83,150,209	83,150,209
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	41,124,067	41,124,067
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	29,226,022	29,226,022

Total Repurchase Agreements (Cost $153,500,298)		153,500,298

Total Investments - 95.8% (Cost $2,213,671,040)		$2,215,284,134

Other Assets, Less Liabilities - 4.2%		95,949,483

Total Net Assets - 100.0%		$2,311,233,617

		Unrealized
	Contracts	Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $208,780,000)	1,460	$19,729,176
December 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $207,488,250)	1,593	6,948,261

(Total Aggregate Value of Contracts $416,268,250)		$26,677,437

COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $25,100,320)	511	119,526
December 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $11,580,800)	329	71,525

(Total Aggregate Value of Contracts $36,681,120)		$191,051

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $331,562,350)	2,044	(1,366,605)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $133,159,950)	1,708	36,265,942
March 2012 Soybean Futures Contracts (Aggregate Value of Contracts $129,950,850)	2,174	8,218,661
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $27,344,530)	547	7,840,151
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $116,752,125)	3,941	6,962,821
December 2011 Coca Futures Contracts (Aggregate Value of Contracts $27,300,400)	1,048	3,380,681
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $48,893,850)	1,611	2,455,949
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $48,592,200)	327	1,911,298
December 2011 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $41,296,856)	481	737,977
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $95,875,000)	590	(104,315)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $27,846,000)	975	$(763,547)

(Total Aggregate Value of Contracts $697,011,761)		$66,905,618

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2011 Euro Futures Contracts (Aggregate Value of Contracts $357,037,538)	2,133	2,241,472
December 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $27,429,120)	288	1,877,951
December 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $55,221,120)	576	451,452
December 2011 Swiss Franc Futures Contracts (Aggregate Value of Contracts $54,559,375)	395	67,919
December 2011 British Pound Futures Contracts (Aggregate Value of Contracts $138,369,875)	1,421	(1,875,492)

(Total Aggregate Value of Contracts $632,617,028)		$2,763,302

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

3	Repurchase Agreements — See Note 3.

4	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the benchmark is $30,457,894 as of September 30,2011 — See Note 1.

5	Variable rate security. Rate indicated is rate effective at September 30, 2011.

Long/Short Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 54.9%
Fannie Mae[1]
0.23% due 02/21/12	$25,000,000	$24,998,050
0.20% due 05/01/12	25,000,000	24,992,675
0.23% due 04/02/12	15,000,000	14,996,970
0.10% due 12/14/11	10,000,000	9,999,600
0.21% due 10/03/11	5,000,000	5,000,000

Total Fannie Mae		79,987,295

Farmer Mac[2]
0.14% due 06/25/12	25,000,000	24,988,925
0.33% due 12/23/11	20,000,000	19,999,100
0.17% due 07/24/12	15,000,000	14,988,945

Total Farmer Mac		59,976,970

Federal Farm Credit Bank[2]
0.19% due 05/09/12	20,000,000	19,993,920
0.26% due 03/08/12	15,000,000	14,998,035
0.14% due 02/02/12	10,000,000	9,999,320

Total Federal Farm Credit Bank		44,991,275

Federal Home Loan Bank[2]
0.20% due 02/13/12	15,000,000	14,998,890

Freddie Mac[1]
0.23% due 03/14/12	10,000,000	9,998,640

Total Federal Agency Discount Notes (Cost $209,797,319)		209,953,070

FEDERAL AGENCY NOTES†† - 18.3%
Federal Home Loan Bank[2]
0.15% due 04/16/12	25,000,000	25,004,425
0.13% due 05/15/12	20,000,000	19,983,380
0.15% due 06/07/12	15,000,000	14,987,820

Total Federal Home Loan Bank		59,975,625

Federal Farm Credit Bank[2]
0.24% due 06/20/12	10,000,000	9,997,860

Total Federal Agency Notes (Cost $69,988,145)		69,973,485

REPURCHASE AGREEMENTS††,3 - 12.9%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	26,692,815	26,692,815
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	13,201,616	13,201,616
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	9,382,115	9,382,115

Total Repurchase Agreements (Cost $49,276,546)		49,276,546

Total Long Investments - 86.1% (Cost $329,062,010)		$329,203,101

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Put Options on:
Natural Gas Futures Contracts Expiring November 2011 with strike price of $3.50	500	(300,000)

Total Options Written (Premiums received $24,570)		(300,000)

Total Securities Sold Short- (0.1)%
(Proceeds $124,570)		$(300,000)

Other Assets, Less Liabilities - 14.0%		53,372,291

Total Net Assets - 100.0%		$382,275,392

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,752,345)	15	$(113,110)
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $11,127,900)	100	(1,494,244)
December 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $41,653,332)	357	(4,106,095)
December 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $54,327,220)	541	(5,609,435)
November 2011 Soybean Futures Contracts (Aggregate Value of Contracts $51,894,675)	882	(5,715,667)
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $53,462,500)	329	(6,396,498)
November 2011 RBOB Gasoline (Aggregate Value of Contracts $56,031,255)	525	(6,453,911)
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $50,925,375)	1,719	(9,209,909)

Long/Short Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $46,363,200)	312	$(14,944,111)

(Total Aggregate Value of Contracts $367,537,802)		$(54,042,980)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $53,233,900)	1,754	8,429,286
November 2011 LME Nickel Futures Contracts (Aggregate Value of Contracts $50,964,228)	483	6,609,505
November 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $55,130,040)	1,503	6,255,558

(Total Aggregate Value of Contracts $159,328,168)		$21,294,349

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 3.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 48.9%
Utilities - 9.1%
Progress Energy, Inc.[1]	22,845	$1,181,543
Constellation Energy Group, Inc.[1]	23,169	881,812
Nicor, Inc.[1]	14,271	785,048
DPL, Inc.[1]	23,596	711,183
Central Vermont Public Service Corp.[1]	5,044	177,599
Atmos Energy Corp.[1]	3,591	116,528
Consolidated Edison, Inc.[1]	1,803	102,807
Alliant Energy Corp.[1]	2,573	99,524
NiSource, Inc.[1]	4,642	99,246
Westar Energy, Inc.[1]	3,685	97,358
DTE Energy Co.[1]	1,961	96,128
N.V. Energy, Inc.[1]	6,411	94,306
Pennichuck Corp.[1]	3,214	89,928
NRG Energy, Inc.*,1	3,425	72,644
Oneok, Inc.[1]	713	47,087
UGI Corp.[1]	1,313	34,492
Ameren Corp.[1]	1,115	33,194
ITC Holdings Corp.[1]	394	30,507
Xcel Energy, Inc.[1]	620	15,308
CMS Energy Corp.[1]	609	12,052
Great Plains Energy, Inc.[1]	221	4,265

Total Utilities		4,782,559

Health Care - 7.8%
Kinetic Concepts, Inc.*,1	15,080	993,621
Cephalon, Inc.*,1	11,120	897,384
Emdeon, Inc. — Class A*,1	41,306	776,140
Continucare Corp.*,1	28,629	182,653
Medco Health Solutions, Inc.[1]	2,866	134,387
Amgen, Inc.*,1	2,350	129,132
Cooper Companies, Inc.[1]	1,251	99,017
LifePoint Hospitals, Inc.*,1	2,434	89,182
Coventry Health Care, Inc.*,1	3,065	88,303
SXC Health Solutions Corp.*,1	1,543	85,945
Forest Laboratories, Inc.*,1	2,220	68,354
Agilent Technologies, Inc.*,1	1,769	55,281
Allied Healthcare International, Inc.*,1	11,665	44,794
AmerisourceBergen Corp.[1]	1,172	43,680
Endo Pharmaceuticals Holdings, Inc.[1]	1,532	42,881
Gilead Sciences, Inc.[1]	1,071	41,555
Bio-Rad Laboratories, Inc. — Class A*,1	439	39,848
BioMarin Pharmaceutical, Inc.[1]	1,146	36,523
Perrigo Co.[1]	375	36,416
Biogen Idec, Inc.*,1	350	32,602
Cerner Corp.*,1	391	26,791
McKesson Corp.[1]	338	24,573
Alexion Pharmaceuticals, Inc.*,1	383	24,535
Illumina, Inc.*,1	439	17,964
United Therapeutics Corp.*,1	398	14,921
ResMed, Inc.*,1	507	14,597
Henry Schein, Inc.*,1	226	14,014
Myriad Genetics, Inc.*,1	333	6,240
UnitedHealth Group, Inc.[1]	135	6,226
WellPoint, Inc.[1]	90	5,875
Humana, Inc.[1]	79	5,746
Hill-Rom Holdings, Inc.[1]	165	4,953
AMERIGROUP Corp.*,1	113	4,408
Pfizer, Inc.[1]	248	4,385
Edwards Lifesciences Corp.*,1	60	4,277
Boston Scientific Corp.*,1	440	2,600
CIGNA Corp.[1]	45	1,887

Total Health Care		4,101,690

Information Technology - 7.8%
Blackboard, Inc.*,1	23,317	1,041,337
Varian Semiconductor Equipment Associates, Inc.[1]	11,751	718,574
Motorola Mobility Holdings, Inc.*,1	10,552	398,655
Netlogic Microsystems, Inc.*,1	8,276	398,158
LoopNet, Inc.*,1	9,668	165,613
IAC/InterActiveCorp.*,1	2,445	96,700
Fidelity National Information Services, Inc.[1]	3,966	96,453
Alliance Data Systems Corp.*,1	856	79,351
CA, Inc.[1]	3,865	75,020
Analog Devices, Inc.[1]	2,377	74,281
Intuit, Inc.[1]	1,499	71,113
AVX Corp.[1]	5,983	71,018
Fiserv, Inc.*,1	1,375	69,809
Avnet, Inc.*,1	2,648	69,060
Fairchild Semiconductor International, Inc. — Class A*,1	6,119	66,085
DST Systems, Inc.[1]	1,375	60,266
Harris Corp.[1]	1,375	46,984
Dell, Inc.[1]	3,234	45,761
SanDisk Corp.*,1	924	37,283
eBay, Inc.*,1	1,217	35,889
Tech Data Corp.*,1	779	33,676
Microchip Technology, Inc.[1]	1,059	32,946
Apple, Inc.*,1	86	32,781
Avago Technologies Ltd.[1]	980	32,115
Compuware Corp.*,1	3,643	27,905
Motorola Solutions, Inc.[1]	665	27,864
Teradyne, Inc.*,1	2,220	24,442
Activision Blizzard, Inc.[1]	1,938	23,062
Xilinx, Inc.[1]	800	21,952
F5 Networks, Inc.*,1	244	17,336
Marvell Technology Group Ltd.*,1	1,168	16,971
Maxim Integrated Products, Inc.[1]	642	14,978
Novellus Systems, Inc.*,1	541	14,748
Molex, Inc.[1]	710	14,463
Xerox Corp.[1]	1,790	12,476
Vishay Intertechnology, Inc.*,1	1,163	9,723
Synopsys, Inc.*,1	315	7,673
EchoStar Corp. — Class A*,1	203	4,590
Solera Holdings, Inc.[1]	56	2,828
NetApp, Inc.*,1	75	2,546
Atmel Corp.*,1	176	1,420
Altera Corp.	11	347
Electronic Arts, Inc.*	7	143

Total Information Technology		4,094,395

Industrials - 4.8%
Goodrich Corp.	4,090	493,581
Ameron International Corp.[1]	5,096	432,854

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 48.9% (continued)
Industrials - 4.8% (continued)
APAC Customer Services, Inc.*,1	21,042	$179,278
Towers Watson & Co. — Class A1	1,746	104,376
Kennametal, Inc.[1]	2,896	94,815
Stanley Black & Decker, Inc.[1]	1,859	91,277
Northrop Grumman Corp.[1]	1,521	79,335
Republic Services, Inc. — Class A1	2,603	73,040
Copa Holdings S.A. — Class A1	1,183	72,482
WW Grainger, Inc.[1]	426	63,704
Corrections Corporation of America*,1	2,783	63,146
KBR, Inc.[1]	2,569	60,705
Union Pacific Corp.[1]	740	60,436
Owens Corning*,1	2,567	55,653
FedEx Corp.[1]	755	51,098
Dover Corp.[1]	1,093	50,934
Tyco International Ltd.[1]	1,116	45,477
Nordson Corp.[1]	1,003	39,859
Ryder System, Inc.[1]	1,025	38,448
AGCO Corp.*,1	1,070	36,990
L-3 Communications Holdings, Inc.[1]	563	34,889
CNH Global N.V.*,1	1,323	34,716
Emerson Electric Co.[1]	731	30,198
Donaldson Company, Inc.[1]	539	29,537
General Electric Co.[1]	1,927	29,368
CSX Corp.[1]	1,487	27,762
Parker Hannifin Corp.[1]	383	24,179
Trinity Industries, Inc.[1]	1,010	21,624
URS Corp. ADR*,1	721	21,385
Kansas City Southern*,1	383	19,135
Joy Global, Inc.[1]	263	16,406
Gardner Denver, Inc.[1]	236	14,998
Norfolk Southern Corp.[1]	214	13,058
Hubbell, Inc. — Class B1	248	12,286
Thomas & Betts Corp.*,1	180	7,184
Alexander & Baldwin, Inc.[1]	180	6,575
Snap-on, Inc.[1]	135	5,994
RR Donnelley & Sons Co.[1]	395	5,577
WESCO International, Inc.*,1	94	3,154
Eaton Corp.[1]	68	2,414
Timken Co.[1]	68	2,232
Kirby Corp.*,1	26	1,369

Total Industrials		2,551,528

Financials - 4.8%
FPIC Insurance Group, Inc.*	4,244	177,569
Annaly Capital Management, Inc.	7,962	132,408
Torchmark Corp.	2,839	98,968
XL Group plc — Class A	5,183	97,440
NASDAQ OMX Group, Inc.*	4,158	96,216
Center Financial Corp.*	20,431	95,821
Capital One Financial Corp.	2,408	95,429
Harleysville Group, Inc.	1,538	90,527
Transatlantic Holdings, Inc.	1,815	88,064
Commerce Bancshares, Inc.	2,508	87,153
Penn Millers Holding Corp.*,1	4,336	87,110
SL Green Realty Corp.	1,487	86,469
Leucadia National Corp.	3,763	85,345
American Financial Group, Inc.	2,738	85,070
Reinsurance Group of America, Inc. — Class A	1,521	69,890
Ameriprise Financial, Inc.	1,758	69,195
Endurance Specialty Holdings Ltd.	1,994	68,095
Legg Mason, Inc.	2,625	67,489
Weyerhaeuser Co.	4,212	65,497
Discover Financial Services	2,750	63,085
Abington Bancorp, Inc.	8,722	62,798
BlackRock, Inc. — Class A	363	53,728
Hartford Financial Services Group, Inc.	3,036	49,001
Huntington Bancshares, Inc.	9,679	46,459
CapitalSource, Inc.	7,537	46,277
Fidelity National Financial, Inc. — Class A	2,873	43,612
Hospitality Properties Trust	1,942	41,229
CommonWealth REIT	2,034	38,585
Associated Banc-Corp.	3,987	37,079
East West Bancorp, Inc.	2,479	36,962
New York Community Bancorp, Inc.	2,911	34,641
Piedmont Office Realty Trust, Inc. — Class A	2,026	32,760
Taubman Centers, Inc.	552	27,771
Axis Capital Holdings Ltd.	1,059	27,470
Washington Federal, Inc.	1,964	25,021
Unum Group	1,149	24,083
Interactive Brokers Group, Inc. — Class A	1,487	20,714
E*Trade Financial Corp.*	1,859	16,935
Prudential Financial, Inc.	278	13,027
ACE Ltd.	101	6,121
Liberty Property Trust	154	4,483
Citigroup, Inc.	148	3,792
Rayonier, Inc.	102	3,753
UDR, Inc.	101	2,236
Aflac, Inc.	29	1,014
First Niagara Financial Group, Inc.	90	823

Total Financials		2,507,214

Materials - 4.7%
Nalco Holding Co.[1]	21,834	763,753
Temple-Inland, Inc.[1]	19,277	604,719
Arch Chemicals, Inc.[1]	11,926	559,568
Freeport-McMoRan Copper & Gold, Inc.[1]	2,558	77,891
Newmont Mining Corp.[1]	874	54,975
Cabot Corp.[1]	2,197	54,442
LyondellBasell Industries N.V. — Class A1	1,994	48,713
Cliffs Natural Resources, Inc.[1]	940	48,100
Domtar Corp.[1]	631	43,015
CF Industries Holdings, Inc.[1]	327	40,349
Alcoa, Inc.[1]	3,989	38,175
MeadWestvaco Corp.[1]	1,292	31,731
Bemis Company, Inc.[1]	1,070	31,362
Cytec Industries, Inc.[1]	751	26,390
Packaging Corporation of America[1]	1,014	23,626
Rockwood Holdings, Inc.*,1	549	18,496

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 48.9% (continued)
Materials - 4.7% (continued)
Royal Gold, Inc.[1]	159	$10,186
International Paper Co.[1]	193	4,487
EI du Pont de Nemours & Co.[1]	90	3,597
Dow Chemical Co.[1]	158	3,549
Ball Corp.[1]	113	3,505
Walter Energy, Inc.	11	660

Total Materials		2,491,289

Consumer Staples - 3.6%
BJ’s Wholesale Club, Inc.*,1	17,685	906,179
Tyson Foods, Inc. — Class A1	5,983	103,865
Hormel Foods Corp.[1]	3,719	100,487
Coca-Cola Enterprises, Inc.[1]	3,842	95,589
Kroger Co.[1]	4,315	94,758
ConAgra Foods, Inc.[1]	3,538	85,690
Reynolds American, Inc.[1]	1,997	74,848
Lorillard, Inc.[1]	586	64,870
Smithfield Foods, Inc.[1]	2,941	57,350
Energizer Holdings, Inc.*,1	834	55,411
JM Smucker Co.[1]	650	47,379
Philip Morris International, Inc.[1]	701	43,728
Kimberly-Clark Corp.[1]	605	42,961
Herbalife Ltd.[1]	620	33,232
Estee Lauder Companies, Inc. — Class A1	285	25,034
Corn Products International, Inc. — Class A1	575	22,563
Whole Foods Market, Inc.[1]	188	12,278
Costco Wholesale Corp.[1]	124	10,183
Beam, Inc.[1]	147	7,950

Total Consumer Staples		1,884,355

Consumer Discretionary - 2.9%
Comcast Corp. — Class A1	3,967	82,910
Limited Brands, Inc.[1]	2,152	82,874
Darden Restaurants, Inc.[1]	1,805	77,164
Wyndham Worldwide Corp.[1]	2,377	67,768
O’Reilly Automotive, Inc.*,1	992	66,097
Foot Locker, Inc.[1]	3,200	64,288
MGM Resorts International*,1	5,972	55,480
Brinker International, Inc.[1]	2,637	55,166
Whirlpool Corp.[1]	1,104	55,101
Williams-Sonoma, Inc.[1]	1,746	53,759
Dillard’s, Inc. — Class A1	1,138	49,480
Mattel, Inc.[1]	1,863	48,233
Autoliv, Inc.[1]	913	44,280
Liberty Interactive Corp. — Class A*,1	2,861	42,257
VF Corp.[1]	345	41,924
NIKE, Inc. — Class B1	485	41,472
Deckers Outdoor Corp.*,1	426	39,729
Fossil, Inc.*,1	481	38,990
McDonald’s Corp.[1]	438	38,465
Career Education Corp.*,1	2,944	38,419
Coach, Inc.[1]	731	37,888
Expedia, Inc.[1]	1,446	37,235
Genuine Parts Co.[1]	615	31,242
Interpublic Group of Companies, Inc.[1]	3,978	28,642
TRW Automotive Holdings Corp.*,1	845	27,657
Polaris Industries, Inc.[1]	541	27,034
Service Corporation International[1]	2,873	26,317
Hanesbrands, Inc.[1]	1,028	25,710
Virgin Media, Inc.[1]	977	23,790
Priceline.com, Inc.[1]	52	23,372
Time Warner Cable, Inc. — Class A1	297	18,613
Thor Industries, Inc.[1]	789	17,476
Under Armour, Inc. — Class A*,1	208	13,813
CBS Corp. — Class B1	666	13,573
Amazon.com, Inc.*,1	58	12,541
Royal Caribbean Cruises Ltd.[1]	473	10,236
H&R Block, Inc.[1]	761	10,129
GameStop Corp. — Class A*,1	360	8,316
Aaron’s, Inc.[1]	282	7,121
DeVry, Inc.[1]	183	6,764
Tupperware Brands Corp.[1]	79	4,245
Netflix, Inc.*,1	31	3,508
LKQ Corp.*,1	132	3,189
Advance Auto Parts, Inc.[1]	49	2,847
The Gap, Inc.[1]	60	974
Yum! Brands, Inc.	10	494
DISH Network Corp. — Class A*	11	276

Total Consumer Discretionary		1,506,858

Energy - 2.5%
Global Industries Ltd.*	34,942	276,741
Encore Energy Partners, LP1	8,695	162,770
Tesoro Corp.	4,518	87,966
Marathon Oil Corp.	3,828	82,608
SEACOR Holdings, Inc.	978	78,445
Spectra Energy Corp.	2,697	66,157
Murphy Oil Corp.	1,375	60,720
Valero Energy Corp.	3,392	60,310
Chesapeake Energy Corp.	1,904	48,647
Sunoco, Inc.	1,534	47,569
Hess Corp.	822	43,122
Chevron Corp.	439	40,616
ConocoPhillips	631	39,955
Tidewater, Inc.	690	29,015
Core Laboratories N.V.	317	28,476
QEP Resources, Inc.	970	26,258
Rowan Companies, Inc.*	856	25,843
National Oilwell Varco, Inc.	454	23,254
Occidental Petroleum Corp.	216	15,444
Oil States International, Inc.*	282	14,360
Superior Energy Services, Inc.	518	13,592
RPC, Inc.	811	13,236
Patterson-UTI Energy, Inc.	620	10,751
Dresser-Rand Group, Inc.*	249	10,092
Diamond Offshore Drilling, Inc.	128	7,007
Cimarex Energy Co.	56	3,119
Atwood Oceanics, Inc.*	34	1,168
CARBO Ceramics, Inc.	6	615

Total Energy		1,317,856

Telecommunication Services - 0.9%
Global Crossing Ltd.*,1	14,307	342,080
Verizon Communications, Inc.[1]	1,994	73,379

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 48.9% (continued)
Telecommunication Services - 0.9% (continued)
MetroPCS Communications, Inc.*,1	2,773	$24,153
Frontier Communications Corp.[1]	2,848	17,401
AT&T, Inc.[1]	180	5,134
Telephone & Data Systems, Inc.[1]	214	4,548

Total Telecommunication Services		466,695

Total Common Stocks (Cost $26,089,167)		25,704,439

EXCHANGE TRADED FUNDS† - 1.1%
iShares MSCI United Kingdom Index Fund[1]	7,835	115,723
iShares MSCI EAFE Index Fund[1]	1,941	92,683
iShares MSCI Singapore Index Fund[1]	6,760	74,360
iShares MSCI Malaysia Index Fund[1]	4,376	53,431
iShares MSCI Belgium Investable Market Index Fund[1]	4,393	48,323
iShares MSCI Australia Index Fund[1]	2,004	40,200
iShares MSCI Austria Investable Market Index Fund[1]	2,435	36,549
iShares MSCI Emerging Markets Index Fund[1]	960	33,667
Vanguard MSCI Emerging Markets[1]	791	28,389
iShares MSCI France Index Fund[1]	1,308	24,917
iShares MSCI Sweden Index Fund[1]	939	21,588
iShares MSCI Spain Index Fund[1]	379	12,253
iShares MSCI South Korea Index Fund[1]	84	3,912
iShares MSCI Japan Index Fund[1]	128	1,211
iShares MSCI Taiwan Index Fund[1]	30	354

Total Exchange Traded Funds (Cost $674,822)		587,560

CLOSED-END FUNDS† - 7.8%
Cohen & Steers Infrastructure Fund, Inc.[1]	19,727	307,149
Gabelli Dividend & Income Trust[1]	19,527	267,325
Royce Value Trust, Inc.[1]	22,627	250,703
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	17,574	226,002
Liberty All Star Equity Fund[1]	51,947	212,983
Calamos Strategic Total Return Fund[1]	23,587	187,752
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	11,545	157,820
Alpine Global Premier Properties Fund[1]	26,799	143,107
Adams Express Co.[1]	14,672	135,129
DWS High Income Opportunities Fund, Inc.[1]	9,861	128,883
John Hancock Tax-Advantaged Dividend Income Fund[1]	7,939	124,087
Tri-Continental Corp.[1]	9,508	120,942
H&Q Healthcare Investors[1]	8,980	118,087
John Hancock Bank and Thrift Opportunity Fund[1]	8,714	108,664
BlackRock Strategic Equity Dividend Trust[1]	11,128	101,376
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	6,340	97,129
Petroleum & Resources Corp.[1]	4,266	96,497
General American Investors Company, Inc.[1]	3,223	74,000
Swiss Helvetia Fund, Inc.[1]	5,923	66,278
Eaton Vance Enhanced Equity Income Fund[1]	6,614	64,685
Calamos Global Dynamic Income Fund[1]	9,013	63,812
Eaton Vance Tax-Managed Buy-Write Income Fund[1]	5,436	63,166
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	5,726	62,528
Zweig Fund, Inc.[1]	21,964	61,938
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	7,240	61,757
Guggenheim Enhanced Equitystrategy Fund[1]	4,265	60,691
First Trust Enhanced Equity Income Fund[1]	5,810	59,262
Eaton Vance Tax Managed Global Buy Write Opportunities Fund[1]	5,989	58,453
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	16,464	57,953
Clough Global Equity Fund[1]	4,821	56,261
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	6,802	54,416
GDL Fund[1]	4,470	53,283
Royce Micro-Capital Trust, Inc.[1]	6,482	49,524
Nuveen Diversified Dividend and Income Fund[1]	4,641	45,296
Cohen & Steers Dividend Majors Fund, Inc.[1]	3,583	40,524
Liberty All Star Growth Fund, Inc.[1]	10,441	37,588
Nuveen Tax-Advantaged Dividend Growth Fund[1]	3,178	35,562
Source Capital, Inc.[1]	855	35,525
LMP Real Estate Income Fund, Inc.[1]	3,732	32,431
Lazard Global Total Return and Income Fund, Inc.[1]	2,403	30,830
LMP Capital and Income Fund, Inc.	2,677	30,652
Macquarie[1]	2,103	28,454
H&Q Life Sciences Investors[1]	2,246	23,493
Royce Focus Trust, Inc.[1]	3,558	21,493
Diamond Hill Financial Trends Fund, Inc.[1]	830	6,258

Total Closed-End Funds (Cost $3,897,991)		4,119,748

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENTS††,2 - 28.8%
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	$8,216,781	$8,216,781
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	4,063,819	4,063,819
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	2,888,072	2,888,072

Total Repurchase Agreements (Cost $15,168,672)		15,168,672

Total Long Investments - 86.6% (Cost $45,830,652)		$45,580,419

	Shares	Value
COMMON STOCKS SOLD SHORT† - (26.2)%
Telecommunication Services — (0.9)%
Crown Castle International Corp.*	23	(935)
NII Holdings, Inc.*	360	(9,702)
Sprint Nextel Corp.*	6,225	(18,924)
tw telecom, Inc. — Class A*	1,453	(24,003)
SBA Communications Corp. — Class A*	1,318	(45,445)
American Tower Corp. — Class A*	845	(45,461)
Level 3 Communications, Inc.*	230,808	(343,904)

Total Telecommunication Services		(488,374)

Consumer Staples — (1.2)%
Altria Group, Inc.	137	(3,673)
Avon Products, Inc.	203	(3,979)
Constellation Brands, Inc. — Class A*	345	(6,210)
Procter & Gamble Co.	110	(6,950)
Brown-Forman Corp. — Class B	124	(8,697)
Campbell Soup Co.	507	(16,411)
Hansen Natural Corp.	203	(17,720)
PepsiCo, Inc.	304	(18,818)
Green Mountain Coffee Roasters, Inc.*	236	(21,934)
Bunge Ltd.	462	(26,930)
Colgate-Palmolive Co.	420	(37,246)
SUPERVALU, Inc.	5,844	(38,921)
HJ Heinz Co.	822	(41,494)
Archer-Daniels-Midland Co.	1,846	(45,799)
Mead Johnson Nutrition Co.	676	(46,529)
Sara Lee Corp.	2,995	(48,968)
Kraft Foods, Inc. — Class A	1,464	(49,161)
Sysco Corp.	1,903	(49,288)
Hershey Co.	845	(50,058)
Kellogg Co.	957	(50,903)
Dean Foods Co.*	5,900	(52,333)

Total Consumer Staples		(642,022)

Energy — (1.4)%
Denbury Resources, Inc.*	68	(782)
Noble Energy, Inc.	112	(7,930)
SM Energy Co.	135	(8,188)
Schlumberger Ltd.	214	(12,782)
SandRidge Energy, Inc.	3,784	(21,039)
Teekay Corp.	1,028	(23,243)
FMC Technologies, Inc.*	666	(25,042)
Cobalt International Energy, Inc.*	3,378	(26,044)
Ultra Petroleum Corp.*	991	(27,471)
Consol Energy, Inc.	912	(30,944)
Energen Corp.	766	(31,322)
Alpha Natural Resources, Inc.*	1,779	(31,471)
Southwestern Energy Co.*	1,013	(33,763)
Williams Companies, Inc.	1,475	(35,901)
EOG Resources, Inc.	574	(40,760)
Newfield Exploration Co.*	1,047	(41,555)
Cameron International Corp.*	1,002	(41,623)
Cabot Oil & Gas Corp.	687	(42,532)
Continental Resources, Inc.*	923	(44,646)
Range Resources Corp.	777	(45,423)
Vanguard Natural Resources LLC	6,700	(174,803)

Total Energy		(747,264)

Health Care — (1.6)%
Patterson Companies, Inc.	53	(1,517)
Allscripts Healthcare Solutions, Inc.*	105	(1,892)
Dendreon Corp.*	330	(2,970)
Pharmasset, Inc.*	45	(3,707)
Metropolitan Health Networks, Inc.*	1,180	(5,357)
Celgene Corp.*	104	(6,440)
Health Management Associates, Inc. — Class A*	980	(6,782)
Hologic, Inc.	507	(7,711)
DENTSPLY International, Inc.	259	(7,949)
Human Genome Sciences, Inc.*	637	(8,084)
Regeneron Pharmaceuticals, Inc.*	203	(11,815)
Techne Corp.	203	(13,806)
Brookdale Senior Living, Inc. — Class A*	1,205	(15,111)
Bruker Corp.*	1,712	(23,163)
Intuitive Surgical, Inc.	79	(28,778)
Covance, Inc.*	664	(30,179)
Community Health Systems, Inc.	1,929	(32,099)
Charles River Laboratories International, Inc.	1,194	(34,172)
CareFusion Corp.*	1,430	(34,248)
Hospira, Inc.*	946	(35,002)
Lincare Holdings, Inc.	1,599	(35,977)
Quest Diagnostics, Inc.	732	(36,131)
Health Net, Inc.*	1,525	(36,158)
VCA Antech, Inc.*	2,421	(38,688)
Laboratory Corporation of America Holdings*	495	(39,130)
Alere, Inc.*	2,196	(43,151)
Amylin Pharmaceuticals, Inc.*	4,744	(43,787)
Vertex Pharmaceuticals, Inc.*	1,007	(44,852)
Warner Chilcott plc — Class A*	3,198	(45,731)
Allergan, Inc.	619	(50,993)
Express Scripts, Inc.*	2,329	(86,336)

Total Health Care		(811,716)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† - (26.2)% (continued)
Consumer Discretionary — (1.8)%
Sirius XM Radio, Inc.*	203	$(307)
Clear Channel Outdoor Holdings, Inc. — Class A*	56	(524)
Gannett Company, Inc.	95	(905)
Weight Watchers International, Inc.	23	(1,340)
Leggett & Platt, Inc.	147	(2,909)
Scripps Networks Interactive, Inc. — Class A	90	(3,345)
Hyatt Hotels Corp. — Class A*	112	(3,513)
Big Lots, Inc.*	142	(4,946)
Starwood Hotels & Resorts Worldwide, Inc.	135	(5,241)
Dick’s Sporting Goods, Inc.*	157	(5,253)
Chico’s FAS, Inc.	461	(5,269)
Lowe’s Companies, Inc.	428	(8,278)
Cablevision Systems Corp. — Class A	548	(8,620)
Johnson Controls, Inc.	394	(10,390)
Tempur-Pedic International, Inc.*	210	(11,048)
Abercrombie & Fitch Co. — Class A	180	(11,081)
Pulte Group, Inc.*	3,209	(12,676)
Guess?, Inc.	450	(12,821)
WMS Industries, Inc.*	775	(13,632)
Las Vegas Sands Corp.*	401	(15,374)
Tiffany & Co.	270	(16,421)
Ross Stores, Inc.	214	(16,840)
Best Buy Company, Inc.	777	(18,104)
Choice Hotels International, Inc.	638	(18,961)
Liberty Media Corp. — Liberty Capital — Class A*	314	(20,762)
Toll Brothers, Inc.*	1,486	(21,443)
Wynn Resorts Ltd.	189	(21,750)
Lamar Advertising Co. — Class A*	1,419	(24,166)
RadioShack Corp.	2,207	(25,645)
Hasbro, Inc.	822	(26,805)
Apollo Group, Inc. — Class A	686	(27,173)
Ford Motor Co.*	2,826	(27,327)
Goodyear Tire & Rubber Co.*	2,816	(28,413)
Urban Outfitters, Inc.*	1,351	(30,154)
Marriott International, Inc. — Class A	1,144	(31,163)
Harley-Davidson, Inc.	923	(31,687)
NVR, Inc.*	53	(32,011)
CarMax, Inc.*	1,464	(34,916)
Newell Rubbermaid, Inc.	2,961	(35,147)
International Game Technology	2,699	(39,217)
DreamWorks Animation SKG, Inc. — Class A*	2,252	(40,941)
Home Depot, Inc.	1,284	(42,205)
Bally Technologies, Inc.*	1,609	(43,411)
Morningstar, Inc.	800	(45,152)
Regal Entertainment Group — Class A	4,031	(47,324)
TJX Companies, Inc.	889	(49,313)

Total Consumer Discretionary		(933,923)

Materials — (2.2)%
Kronos Worldwide, Inc.	88	(1,415)
Solutia, Inc.*	491	(6,309)
Huntsman Corp.	726	(7,021)
Celanese Corp. — Class A	234	(7,612)
Molycorp, Inc.*	253	(8,316)
Compass Minerals International, Inc.	135	(9,015)
Owens-Illinois, Inc.	709	(10,720)
Westlake Chemical Corp.	356	(12,204)
Sonoco Products Co.	597	(16,853)
FMC Corp.	293	(20,264)
United States Steel Corp.	1,036	(22,802)
Southern Copper Corp.	968	(24,190)
Scotts Miracle-Gro Co. — Class A	563	(25,110)
Steel Dynamics, Inc.	3,040	(30,157)
Intrepid Potash, Inc.*	1,231	(30,615)
Nucor Corp.	1,010	(31,956)
Commercial Metals Co.	3,375	(32,096)
WR Grace & Co.*	1,070	(35,631)
Monsanto Co.	642	(38,546)
AK Steel Holding Corp.	6,238	(40,797)
Praxair, Inc.	473	(44,216)
Martin Marietta Materials, Inc.	748	(47,289)
Titanium Metals Corp.	3,164	(47,397)
Airgas, Inc.	766	(48,886)
Ecolab, Inc.	10,928	(534,270)

Total Materials		(1,133,687)

Information Technology — (2.7)%
Teradata Corp.*	15	(803)
Acme Packet, Inc.*	25	(1,065)
Amphenol Corp. — Class A	45	(1,835)
Itron, Inc.*	71	(2,095)
Accenture plc — Class A	45	(2,371)
Western Digital Corp.*	112	(2,881)
Corning, Inc.	236	(2,917)
IPG Photonics Corp.*	86	(3,736)
Juniper Networks, Inc.*	259	(4,470)
MEMC Electronic Materials, Inc.*	1,236	(6,477)
Ingram Micro, Inc. — Class A*	619	(9,984)
Monster Worldwide, Inc.*	1,475	(10,591)
VeriSign, Inc.	405	(11,587)
AOL, Inc.*	1,104	(13,248)
Yahoo!, Inc.*	1,028	(13,528)
Jabil Circuit, Inc.	935	(16,634)
Nuance Communications, Inc.	957	(19,485)
Citrix Systems, Inc.*	428	(23,339)
Lender Processing Services, Inc.	1,712	(23,437)
Equinix, Inc.*	270	(23,984)
Genpact Ltd.*	1,846	(26,564)
Brocade Communications Systems, Inc.*	6,861	(29,640)
Akamai Technologies, Inc.*	1,494	(29,701)
Cree, Inc.	1,284	(33,358)
Adobe Systems, Inc.*	1,407	(34,007)
Western Union Co.	2,252	(34,433)
NVIDIA Corp.*	2,759	(34,487)
National Instruments Corp.	1,531	(34,999)
QLogic Corp.*	2,800	(35,504)
Diebold, Inc.	1,295	(35,625)
LSI Corp.*	6,933	(35,913)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† - (26.2)% (continued)
Information Technology — (2.7)% (continued)
Cognizant Technology Solutions Corp. — Class A*	586	$(36,742)
Advanced Micro Devices, Inc.*	7,443	(37,810)
Paychex, Inc.	1,441	(37,999)
Tellabs, Inc.	9,043	(38,794)
Intersil Corp. — Class A	3,817	(39,277)
Trimble Navigation Ltd.*	1,227	(41,166)
Symantec Corp.*	2,590	(42,217)
Salesforce.com, Inc.*	371	(42,398)
ANSYS, Inc.*	878	(43,057)
Dolby Laboratories, Inc. — Class A*	1,610	(44,178)
Mastercard, Inc. — Class A	143	(45,354)
Ciena Corp.*	4,087	(45,774)
Silicon Laboratories, Inc.*	1,374	(46,043)
MICROS Systems, Inc.*	1,059	(46,501)
FLIR Systems, Inc.	1,869	(46,818)
PMC — Sierra, Inc.*	7,882	(47,134)
Broadridge Financial Solutions, Inc.	2,458	(49,504)
WebMD Health Corp. — Class A*	1,655	(49,898)
Zebra Technologies Corp. — Class A*	2,547	(78,804)

Total Information Technology		(1,418,166)

Industrials — (2.9)%
Avery Dennison Corp.	101	(2,533)
Equifax, Inc.	90	(2,767)
Lincoln Electric Holdings, Inc.	112	(3,249)
Caterpillar, Inc.	51	(3,766)
GrafTech International Ltd.*	315	(4,000)
3M Co.	68	(4,882)
Cooper Industries plc	169	(7,794)
Armstrong World Industries, Inc.	244	(8,403)
Polypore International, Inc.	151	(8,534)
United Technologies Corp.	124	(8,725)
UTI Worldwide, Inc.	965	(12,584)
Terex Corp.*	1,494	(15,328)
MSC Industrial Direct Co. — Class A	300	(16,938)
Spirit Aerosystems Holdings, Inc. — Class A*	1,148	(18,311)
CoStar Group, Inc.*	364	(18,917)
Deere & Co.	360	(23,245)
Southwest Airlines Co.	2,965	(23,839)
Regal-Beloit Corp.	557	(25,277)
Oshkosh Corp.*	1,621	(25,514)
PACCAR, Inc.	758	(25,635)
CH Robinson Worldwide, Inc.	383	(26,224)
Chicago Bridge & Iron Company N.V.	974	(27,886)
Con-way, Inc.	1,272	(28,149)
Carlisle Companies, Inc.	912	(29,075)
United Parcel Service, Inc. — Class B	462	(29,175)
WABCO Holdings, Inc.*	772	(29,228)
Robert Half International, Inc.	1,434	(30,429)
Masco Corp.	4,363	(31,065)
Lennox International, Inc.	1,205	(31,065)
Flowserve Corp.	439	(32,486)
Illinois Tool Works, Inc.	788	(32,781)
Graco, Inc.	968	(33,047)
Expeditors International of Washington, Inc.	867	(35,157)
Valmont Industries, Inc.	462	(36,008)
J.B. Hunt Transport Services, Inc.	1,047	(37,818)
United Continental Holdings, Inc.*	1,978	(38,334)
AECOM Technology Corp.	2,241	(39,598)
Lockheed Martin Corp. — Class A	574	(41,695)
Boeing Co.	698	(42,236)
Manitowoc Company, Inc.	6,360	(42,676)
Covanta Holding Corp.	2,826	(42,927)
Iron Mountain, Inc.	1,430	(45,217)
Crane Co. — Class A	1,272	(45,398)
Fastenal Co.	1,373	(45,693)
Dun & Bradstreet Corp.	766	(46,925)
Toro Company	957	(47,151)
Manpower, Inc.	1,419	(47,707)
Landstar System, Inc.	1,235	(48,857)
Quanta Services, Inc.*	2,702	(50,771)
AMR Corp.*	17,901	(52,987)
Delta Air Lines, Inc.*	8,364	(62,730)
Jacobs Engineering Group, Inc.*	2,135	(68,939)

Total Industrials		(1,539,675)

Financials — (5.0)%
Regions Financial Corp.	113	(376)
Hanover Insurance Group, Inc.	23	(817)
MetLife, Inc.	48	(1,344)
Invesco Ltd.	90	(1,396)
U.S. Bancorp	72	(1,695)
Boston Properties, Inc.	23	(2,049)
IntercontinentalExchange, Inc.*	23	(2,720)
Moody’s Corp.	95	(2,893)
Arthur J Gallagher & Co.	124	(3,261)
Wells Fargo & Co.	142	(3,425)
Bank of Hawaii Corp.	95	(3,458)
Raymond James Financial, Inc.	158	(4,102)
SunTrust Banks, Inc.	259	(4,649)
KeyCorp	891	(5,284)
TD Ameritrade Holding Corp.	450	(6,617)
Affiliated Managers Group, Inc.*	89	(6,946)
City National Corp.	189	(7,137)
American National Insurance Co.	105	(7,271)
Janus Capital Group, Inc.	1,218	(7,308)
Principal Financial Group, Inc.	358	(8,116)
Bank of New York Mellon Corp.	507	(9,425)
Allstate Corp.	484	(11,466)
Fulton Financial Corp.	1,511	(11,559)
Zions Bancorporation	906	(12,747)
Digital Realty Trust, Inc.	248	(13,680)
Plum Creek Timber Company, Inc.	417	(14,474)
Host Hotels & Resorts, Inc.	1,362	(14,900)
Jefferies Group, Inc.	1,344	(16,679)
First Horizon National Corp.	2,873	(17,123)
Northern Trust Corp.	495	(17,315)
Aon Corp.	450	(18,891)
CBOE Holdings, Inc.	833	(20,384)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS SOLD SHORT† - (26.2)% (continued)
Financials — (5.0)% (continued)
BRE Properties, Inc.	484	$(20,493)
BOK Financial Corp.	444	(20,819)
Forest City Enterprises, Inc. — Class A*	2,128	(22,684)
HCP, Inc.	709	(24,858)
Lincoln National Corp.	1,683	(26,305)
Assured Guaranty Ltd.	2,432	(26,728)
Popular, Inc.*	17,935	(26,903)
Waddell & Reed Financial, Inc. — Class A	1,102	(27,561)
TCF Financial Corp.	3,057	(28,002)
Synovus Financial Corp.	26,223	(28,059)
Brandywine Realty Trust	3,693	(29,581)
Cullen	675	(30,956)
Hudson City Bancorp, Inc.	5,470	(30,960)
Brown & Brown, Inc.	1,772	(31,542)
Everest Re Group Ltd.	405	(32,149)
Protective Life Corp.	2,218	(34,667)
Jones Lang LaSalle, Inc.	693	(35,904)
Franklin Resources, Inc.	378	(36,152)
Regency Centers Corp.	1,059	(37,414)
Vornado Realty Trust	507	(37,832)
T. Rowe Price Group, Inc.	800	(38,216)
Mack-Cali Realty Corp.	1,430	(38,253)
Howard Hughes Corp.*	927	(39,027)
Genworth Financial, Inc. — Class A	6,853	(39,336)
CBRE Group, Inc. — Class A*	3,054	(41,107)
Marsh & McLennan Companies, Inc.	1,602	(42,517)
General Growth Properties, Inc.	3,547	(42,919)
American Express Co.	957	(42,969)
Corporate Office Properties Trust	1,993	(43,408)
Bank of America Corp.	7,364	(45,068)
White Mountains Insurance Group Ltd.	112	(45,444)
First Citizens BancShares, Inc. — Class A	317	(45,502)
Green Dot Corp. — Class A*	1,453	(45,508)
Goldman Sachs Group, Inc.	484	(45,762)
CIT Group, Inc.*	1,509	(45,828)
Health Care REIT, Inc.	1,013	(47,408)
JPMorgan Chase & Co.	1,579	(47,559)
SLM Corp.	3,840	(47,808)
Ventas, Inc.	968	(47,819)
Old Republic International Corp.	5,394	(48,114)
Eaton Vance Corp.	2,162	(48,148)
Markel Corp.*	135	(48,213)
Greenhill & Company, Inc.	1,689	(48,289)
Mercury General Corp.	1,295	(49,663)
MSCI, Inc. — Class A*	1,644	(49,863)
SEI Investments Co.	3,243	(49,877)
Capitol Federal Financial, Inc.	4,741	(50,065)
PNC Financial Services Group, Inc.	1,042	(50,214)
Aspen Insurance Holdings Ltd.	2,196	(50,596)
Progressive Corp.	2,860	(50,794)
State Street Corp.	1,585	(50,974)
Alleghany Corp.	180	(51,930)
BB&T Corp.	2,968	(63,307)
Susquehanna Bancshares, Inc.	11,579	(63,337)
TFS Financial Corp.*	8,941	(72,690)
Nara Bancorp, Inc.*	16,015	(97,211)

Total Financials		(2,623,819)

Utilities — (6.5)%
PG&E Corp.	168	(7,108)
Hawaiian Electric Industries, Inc.	810	(19,667)
TECO Energy, Inc.	1,577	(27,014)
National Fuel Gas Co.	653	(31,788)
FirstEnergy Corp.	923	(41,452)
Aqua America, Inc.	1,937	(41,781)
NextEra Energy, Inc.	845	(45,647)
GenOn Energy, Inc.*	16,620	(46,204)
Wisconsin Energy Corp.	1,498	(46,872)
MDU Resources Group, Inc.	2,507	(48,109)
PPL Corp.	1,745	(49,802)
Questar Corp.	2,815	(49,854)
Public Service Enterprise Group, Inc.	1,498	(49,988)
Dominion Resources, Inc.	987	(50,110)
Integrys Energy Group, Inc.	1,036	(50,370)
Vectren Corp.	1,869	(50,613)
AES Corp.*	5,202	(50,772)
Southern Co.	1,216	(51,522)
Calpine Corp.*	5,635	(79,341)
AGL Resources, Inc.	12,052	(490,998)
Exelon Corp.	21,650	(922,507)
Duke Energy Corp.	58,465	(1,168,715)

Total Utilities		(3,420,234)

Total Common Stock Sold Short (Proceeds $16,003,861)		(13,758,880)

EXCHANGE TRADED FUNDS SOLD SHORT† - (8.8)%
iShares MSCI South Africa Index Fund	53	(2,997)
iShares MSCI Chile Investable Market Index Fund	137	(7,279)
iShares MSCI Switzerland Index Fund	592	(12,823)
iShares MSCI Germany Index Fund	1,296	(23,704)
Market Vectors Gold Miners Fund	455	(25,111)
iShares MSCI Brazil Index Fund	590	(30,704)
iShares MSCI EMU Index Fund	1,307	(35,707)
iShares MSCI Italy Index Fund	3,821	(45,393)
iShares MSCI Hong Kong Index Fund	3,541	(50,778)
iPath MSCI India Index	948	(51,031)
Powershares QQQ Trust Series 1	1,035	(54,358)
iShares MSCI Canada Index Fund	2,793	(71,194)
iShares MSCI BRIC Index Fund	2,234	(75,666)
iShares MSCI Netherlands Investable Market Index Fund	5,027	(82,393)
iShares MSCI Turkey Index Fund	2,297	(109,291)
iShares MSCI Mexico Investable Market Index Fund	2,287	(111,971)
iShares Russell 1000 Growth Index Fund	2,564	(134,918)
iShares Dow Jones US Real Estate Index Fund	5,016	(253,659)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (8.8)% (continued)
iShares Russell 1000 Value Index Fund	5,650	$(319,733)
iShares Russell 2000 Index Fund	10,218	(656,506)
SPDR S&P 500 Trust	22,030	(2,493,135)

Total Exchange Traded Funds Sold Short (Proceeds $4,958,165)		(4,648,351)

Total Securities Sold Short- (35.0)% (Proceeds $20,962,026)		$(18,407,231)

Cash & Other Assets, Less Liabilities - 48.4%		25,438,156

Total Net Assets - 100.0%		$52,611,344

		Unrealized
	Contracts	Gain (Loss)
FUTURES CONTRACTS PURCHASED†
December 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $13,132,350)	379	$4,376,180
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $11,213,650)	199	(659,446)

(Total Aggregate Value of Contracts $24,346,000)		$3,716,734

COMMODITY FUTURES CONTRACTS PURCHASED†
May 2012 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $1,758,900)	24	30,550
March 2012 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,458,600)	30	24,356
June 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,477,200)	30	20,800
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $487,500)	3	8,871
December 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $1,548,800)	44	5,776
June 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $111,279)	1	(10,975)
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $266,625)	9	(30,030)
July 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,728,922)	64	(46,342)
April 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,364,126)	12	(90,504)
December 2011 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $1,467,950)	17	(119,453)
November 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $1,494,167)	14	(122,822)
December 2011 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,506,300)	15	(142,675)
May 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $1,306,340)	49	(156,472)
November 2012 Soybean Futures Contracts (Aggregate Value of Contracts $1,550,575)	26	(166,762)
September 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $1,460,160)	48	(182,625)
September 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $1,410,000)	16	(191,071)
April 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,393,660)	34	(227,737)
September 2012 Corn Futures Contracts (Aggregate Value of Contracts $1,381,212)	47	(242,183)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $1,280,563)	35	(246,794)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED† (continued)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $1,283,450)	38	$(368,202)

(Total Aggregate Value of Contracts $26,232,329)		$(2,254,294)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $1,664,880)	42	451,437
March 2012 Wheat Futures Contracts (Aggregate Value of Contracts $1,771,688)	55	411,616
March 2012 Wheat Futures Contracts (Aggregate Value of Contracts $1,258,250)	35	281,157
March 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $1,738,500)	20	280,565
January 2012 Soybean Futures Contracts (Aggregate Value of Contracts $1,305,150)	22	227,026
March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $1,852,900)	70	224,415
January 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $1,359,720)	45	183,801
March 2012 Corn Futures Contracts (Aggregate Value of Contracts $1,242,812)	41	176,086
June 2012 Brent Crude Futures Contracts (Aggregate Value of Contracts $1,460,550)	15	158,225
August 2012 ICE Gas Oil Futures Contracts (Aggregate Value of Contracts $1,426,725)	17	145,137
January 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $1,397,995)	12	121,132
April 2012 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $1,298,052)	12	115,248
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $1,599,680)	32	72,462
January 2012 LME Lead Futures Contracts (Aggregate Value of Contracts $398,000)	8	65,672
December 2011 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $807,656)	15	50,573
December 2011 Copper Futures Contracts (Aggregate Value of Contracts $467,775)	6	48,932
March 2013 Sugar #11 Futures Contracts (Aggregate Value of Contracts $1,716,624)	65	38,010
December 2011 LME Nickel Futures Contracts (Aggregate Value of Contracts $422,424)	4	30,502
December 2011 LME Zinc Futures Contracts (Aggregate Value of Contracts $650,213)	14	24,920
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $315,600)	4	5,108
December 2011 Silver Futures Contracts (Aggregate Value of Contracts $297,200)	2	1,194
April 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $1,519,500)	30	(31,688)
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $2,077,080)	57	(69,955)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS SOLD SHORT† (continued)
November 2011 Feeder Cattle Futures Contracts (Aggregate Value of Contracts $1,714,800)	24	$(62,612)

(Total Aggregate Value of Contracts $30,259,774)		$2,948,963

FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $5,381,040)	84	538,199
December 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $5,448,800)	70	514,279
January 2012 Volatility Index Futures Contracts (Aggregate Value of Contracts $13,947,600)	394	(4,669,568)

(Total Aggregate Value of Contracts $24,777,440)		$(3,617,090)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	All or a portion of this security is pledged as short security collateral at September 30, 2011.

2	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Commodities Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 38.4%
Farmer Mac[1]
0.11% due 02/21/12	$10,000,000	$9,999,220

Total Federal Agency Discount Notes (Cost $9,995,631)		9,999,220

REPURCHASE AGREEMENTS††,2 - 54.5%
Credit Suisse Group issued 09/30/11 at 0.00% due 10/03/11	11,784,828	11,784,828
HSBC Group issued 09/30/11 at 0.00% due 10/03/11	1,761,219	1,761,219
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	619,042	619,042

Total Repurchase Agreements (Cost $14,165,089)		14,165,089

Total Investments - 92.9% (Cost $24,160,720)		$24,164,309

Other Assets, Less Liabilities - 7.1%		1,858,462

Total Net Assets - 100.0%		$26,022,771

		Unrealized
	Contracts	Loss
COMMODITY FUTURES CONTRACTS PURCHASED†
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,183,500)	15	$(322)

FUTURES CONTRACTS PURCHASED†
October 2011 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $24,689,700)	168	(3,301,062)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

2	Repurchase Agreements — See Note 3.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Consolidation of Subsidiary
The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Managed Futures Strategy Fund invests in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses. There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
G. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. At September 30, 2011, none of the Funds held forward currency contracts.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
I. Long/Short Commodities Strategy Fund wrote put options. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid. When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
J. The Funds invest in futures for liquidity and to gain index exposure. Multi-Hedge Strategies invests in futures for income, hedging and speculation. These funds invested in stock or bond index futures, commodity futures, currency futures, or a combination of the four. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, these Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total

Assets

Managed Futures Strategy Fund	$—	$99,280,762	$2,215,284,134	$—	$2,314,564,896
Long/Short Commodities Strategy Fund	—	21,294,349	329,203,101	—	350,497,450
Multi-Hedge Strategies Fund	30,411,747	8,632,229	15,168,672	—	54,212,648
Commodities Strategy Fund	—	—	24,164,309	—	24,164,309

Liabilities

Managed Futures Strategy Fund	$—	$4,109,959	$—	$—	$4,109,959
Long/Short Commodities Strategy Fund	300,000	54,042,980	—	—	54,342,980
Multi-Hedge Strategies Fund	18,407,231	7,837,916	—	—	26,245,147
Commodities Strategy Fund	—	3,301,384	—	—	3,301,384

*	Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.
For the period ended September 30, 2011, there were no transfers between levels.
3. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:
Repurchase Agreements

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

HSBC Group 0.00% due 10/03/11	$930,000,000	$930,000,000	U.S. Treasury Bonds - 11/15/12-08/15/21	$1,009,143,300	$948,600,077
Credit Suisse Group 0.00% due 10/03/11	484,054,341	484,054,341	U.S. Treasury Notes 3.50% - 3.63% 08/15/19 - 05/15/20	424,936,800	493,735,459
Mizuho Financial Group, Inc. 0.01% due 10/03/11	326,880,728	326,880,819	U.S. Treasury Notes 0.63% - 3.63% 01/31/13-08/15/20	303,889,500	333,418,405

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
4. Put Options Written
Transactions in options written during the period ended September 30, 2011, were as follows:
Long/Short Commodities Strategy Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at December 31, 2010	—	$—
Options written	1,200	432,480
Options terminated in closing purchase transactions	—	—
Options expired	(700)	(307,910)
Options exercised	—	—

Balance at September 30, 2011	500	$124,570

Item 2.	Controls and Procedures.
(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President

Date November 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President

Date November 22, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President & Treasurer

Date November 22, 2011

*	Print the name and title of each signing officer under his or her signature.